FINANCE LEASE LIABILITIES (Details Narrative) ¥ in Millions			6 Months Ended
	Dec. 25, 2020 USD ($)	Dec. 25, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Proceeds from sale of plant and machinery			$ 1,659
Lease interest income			$ 5,599
Plant Machines [Member] | Sale and Leaseback Agreement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of plant and machinery	$ 300,000	¥ 2